Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

We adhere to the definitions provided in Item 16K, recognizing the critical significance of implementing strong cybersecurity measures to safeguard our information systems and the sensitive data they hold. Our priority is to protect our information and systems from unauthorized access, use, disclosure, disruption, modification, or destruction. We identify and assess material risks from cybersecurity threats to our information systems and the information residing in our information systems by monitoring and evaluating our threat environment on an ongoing basis using various methods including, for example, using manual and automated tools that identify cybersecurity threats, conducting scans of the threat environment, and conducting risk assessments.

We manage material risks from cybersecurity threats to our information systems and the information residing in our information systems through various processes and procedures, including, depending on the environment, risk assessment, incident detection and response, vulnerability management, disaster recovery and business continuity plans, internal controls within our accounting and financial reporting functions, encryption of data, network security controls, access controls, physical security, asset management, systems monitoring, and employee training.

As of the date of this annual report, we are not aware of any risks from cybersecurity threats, including as a result of any cybersecurity incidents, which have materially affected or are reasonably likely to materially affect our Group, including our business strategy, results of operations, or financial condition.

Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our board of directors holds oversight responsibility over our Group’s risk management and strategy, including material risks related to cybersecurity threats.
Cybersecurity Risk Board of Directors Oversight [Text Block]

Our board of directors holds oversight responsibility over our Group’s risk management and strategy, including material risks related to cybersecurity threats. This oversight is executed directly by our board of directors and through its committees. Our audit committee oversees the management of our Group’s major financial risk exposures, the steps management has taken to monitor and control such exposures, and the process by which risk assessment and management is undertaken and handled, which would include cybersecurity risks, in accordance with its charter. The audit committee holds regular meetings and receives periodic reports from management regarding risk management, including major financial risk exposures from cybersecurity threats or incidents.

As we do not have a dedicated board committee exclusively focused on cybersecurity, our full board is primarily responsible for overseeing the implementation of our cybersecurity strategy. This includes assessing and managing material risks arising from cybersecurity threats, as well as identifying, evaluating, and addressing any cybersecurity incidents.

As of the date of this annual report, the Company has not encountered cybersecurity incidents that the company believes to have been material to the Company taken as a whole.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	This oversight is executed directly by our board of directors and through its committees. Our audit committee oversees the management of our Group’s major financial risk exposures, the steps management has taken to monitor and control such exposures, and the process by which risk assessment and management is undertaken and handled, which would include cybersecurity risks, in accordance with its charter. The audit committee holds regular meetings and receives periodic reports from management regarding risk management, including major financial risk exposures from cybersecurity threats or incidents.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	As of the date of this annual report, the Company has not encountered cybersecurity incidents that the company believes to have been material to the Company taken as a whole.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false